Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Share based compensation
	Three months		Six months
	ended June 30,		ended June 30,
	2021	2020	2021	2020

Salaries and bonus	-	-	250,000	-
Short-term employee benefits	602	533	1,185	1,083
Stock-based compensation	184,827	375,172	414,015	804,050

	$185,429	$375,705	$665,200	805,133